400 Howard Street
P.O. Box 7101
San Francisco, CA 94105
Tel +1 415 670 6504
Fax +1 415 602 9654
jessica.n.bentley@blackrock.com

[Missing Graphic Reference]
January 5, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	iShares, Inc. (the “Company”)
           Securities Act File No. 33-97598;
           Investment Company Act File No. 811-09102

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Company, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the Funds of the Company, dated January 1, 2010, do not differ from those contained in Post-Effective Amendment No. 105 to the Company’s Registration Statement on Form N-1A, filed electronically on December 23, 2009.

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-6504.

Yours truly,

_____________________
Jessica N. Bentley, Esq.

cc:  Benjamin J. Haskin Esq.